LONG-TERM DEBT AND OTHER DEBTS - Schedule of Borrowings (Details)	Sep. 30, 2023 USD ($)	Jul. 19, 2023 CAD ($)	Mar. 20, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 176,461,097			$ 110,673,348
Current portion of long-term debt and other debts	4,363,271			24,713
Long-term portion of long-term debt and other debts	172,097,826			110,648,635
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 7.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000,000			71,916,716
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	21,248,419	$ 50,000,000	$ 26,991,772	10,381,986		$ 50,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)
Disclosure of detailed information about borrowings [line items]
Borrowings	13,374,085			6,189,814	$ 49,950,000
Loans on research and development tax credits and subsidies receivable (Note 7.4)
Disclosure of detailed information about borrowings [line items]
Borrowings	22,189,349			22,150,030
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)
Disclosure of detailed information about borrowings [line items]
Borrowings	16,390			34,802
Credit facility for the supplier payment program (Note 7.6)
Disclosure of detailed information about borrowings [line items]
Borrowings	4,346,880			0
Non-Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	42,254,201			0
Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43,031,773			$ 0